Acquisitions - Schedule of Assets Acquired and Liabilities Assumed (Details) - Fubo TV Pre-Merger [Member] $ in Thousands	Apr. 02, 2020 USD ($)
Cash and cash equivalents	$ 8,040
Accounts receivable	5,831
Prepaid expenses and other current assets	976
Property & equipment	2,042
Restricted cash	1,333
Other noncurrent assets	397
Operating leases - right-of-use assets	5,395
Intangible assets	243,612
Deferred tax assets	252
Goodwill	493,847
Total assets acquired	761,725
Accounts payable	51,687
Accounts payable - due to related parties	14,811
Accrued expenses and other current liabilities	50,249
Accrued expenses and other current liabilities - due to related parties	30,913
Long term borrowings - current portion	5,625
Operating lease liabilities	5,395
Deferred revenue	8,809
Long-term debt, net of issuance costs	18,125
Total liabilities assumed	185,614
Net assets acquired	$ 576,111